Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 368,674	$ 487,305	$ 868,263
Total commodity revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	336,128	456,041	802,399
Natural gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	209,008	334,588	557,167
NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	70,935	67,159	141,321
Oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	56,185	54,294	103,911
Midstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	17,416	16,662	30,565
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	15,130	14,602	35,299
Third-party plugging revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	7,776	11,550	28,360
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 7,354	$ 3,052	$ 6,939